Note 3 - Property and Equipment - Schedule of Property and Equipment (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Totals		$ 126
Furniture and Fixtures [Member]
Furniture and Fixtures		13,286
Less: Accumulated Depreciation		13,160
Totals		$ 126